Description of Business and Segmented Disclosures Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	$ 21,919	$ 18,986
Upgrading
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,750	1,440
Canadian Refined Products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	3,412	2,787
U.S. Refining and Marketing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	11,770	9,355
Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	16,932	13,582
Corporate and Eliminations(3)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	(1,554)	(1,550)
Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	6,541	6,954
Exploration and Production(1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	4,330	4,978
Infrastructure and Marketing(2)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	2,211	1,976
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	9,000	8,599
Canada | Upgrading
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,750	1,440
Canada | Canadian Refined Products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	3,412	2,787
Canada | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	5,162	4,227
Canada | Corporate and Eliminations(3)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	(1,554)	(1,550)
Canada | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	5,392	5,922
Canada | Exploration and Production(1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	3,181	3,946
Canada | Infrastructure and Marketing(2)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	2,211	1,976
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	11,770	9,355
United States | U.S. Refining and Marketing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	11,770	9,355
United States | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	11,770	9,355
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,149	1,032
China | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,149	1,032
China | Exploration and Production(1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,149	1,032
Light and Medium Crude Oil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	948	1,273
Light and Medium Crude Oil [Member] | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	948	1,273
Light and Medium Crude Oil [Member] | Exploration and Production(1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	948	1,273
Heavy Crude Oil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	527	703
Heavy Crude Oil [Member] | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	527	703
Heavy Crude Oil [Member] | Exploration and Production(1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	527	703
Bitumen [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,367	1,662
Bitumen [Member] | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,367	1,662
Bitumen [Member] | Exploration and Production(1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,367	1,662
Crude Oil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	2,842	3,638
Crude Oil [Member] | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	2,842	3,638
Crude Oil [Member] | Exploration and Production(1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	2,842	3,638
Natural Gas Liquids [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	381	276
Natural Gas Liquids [Member] | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	381	276
Natural Gas Liquids [Member] | Exploration and Production(1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	381	276
Natural Gas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,107	1,064
Natural Gas [Member] | Upstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,107	1,064
Natural Gas [Member] | Exploration and Production(1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,107	1,064
Synthetic Oil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,445	1,235
Synthetic Oil [Member] | Upgrading
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,445	1,235
Synthetic Oil [Member] | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,445	1,235
Gasoline [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	7,227	6,123
Gasoline [Member] | Canadian Refined Products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,070	925
Gasoline [Member] | U.S. Refining and Marketing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	6,157	5,198
Gasoline [Member] | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	7,227	6,123
Diesel and distillates [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	5,878	4,548
Diesel and distillates [Member] | Upgrading
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	278	196
Diesel and distillates [Member] | Canadian Refined Products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,303	917
Diesel and distillates [Member] | U.S. Refining and Marketing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	4,297	3,435
Diesel and distillates [Member] | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	5,878	4,548
Asphalt [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	619	393
Asphalt [Member] | Canadian Refined Products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	454	362
Asphalt [Member] | U.S. Refining and Marketing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	165	31
Asphalt [Member] | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	619	393
Other Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,763	1,283
Other Refined Products [Member] | Upgrading
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	27	9
Other Refined Products [Member] | Canadian Refined Products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	585	583
Other Refined Products [Member] | U.S. Refining and Marketing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,151	691
Other Refined Products [Member] | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,763	1,283
Refined Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	16,932	13,582
Refined Products [Member] | Upgrading
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	1,750	1,440
Refined Products [Member] | Canadian Refined Products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	3,412	2,787
Refined Products [Member] | U.S. Refining and Marketing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	11,770	9,355
Refined Products [Member] | Downstream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenues	$ 16,932	$ 13,582